UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631 218-0077

Date of fiscal year end:  6/30

Date of reporting period: 6/30/05

Item 1.  Reports to Stockholders.

Rogé Partners Fund

Annual Report  June 30, 2005

Investment Advisor
R.W. Rogé & Company, Inc.
630 Johnson Avenue, Suite 103
Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Fund
PORTFOLIO REVIEW
June 30, 2005

                                                        The Fund’s Total Return for the period ending June 30, 2005, compared to its benchmarks:

October 1, 2004 – June 30, 2005
The Rogé Partners Fund	11.50%
S&P 500 Index	6.73%
MSCI World Index	9.60%

* The Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

                                                        The Fund’s Top Ten Sectors and Top Ten Holdings are as follows:

Sectors	Percentage of Net Assets	Holdings	Percentage of Net Assets

Value Equity Mutual Funds	21.08%	Berkshire Hathaway, Inc, Class B	4.58%
International Equity Mutual Funds	20.72%	Matthew 25 Fund	4.43%
Growth Equity Mutual Funds	10.50%	Third Avenue Value Fund	4.39%
Investment Companies	9.66%	Legg Mason Opportunity Trust	4.38%
Blend Equity Mutual Funds	8.80%	Fairholme Fund	4.36%
Insurance	6.08%	Tweedy Browne Global Value Fund	4.31%
Natural Resources Equity Mutual Funds	4.16%	T. Rowe Price New Era Fund	4.16%
Beverages	3.39%	Third Avenue Int’l Value Fund	4.08%
Diversified Financials	3.35%	Artisan International Value Fund	4.04%
Data Management	2.92%	New River Small Cap Fund	4.04%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Rogé Partners Fund
SHAREHOLDER LETTER
June 30, 2005

Dear Fellow Shareholders:

The equity markets have produced strong gains since the launch of the Rogé Partners Fundsm (“the Fund”) on October 1, 2004.  Since then the S&P 5001 and the MSCI World Index2 have returned 6.73% and 9.60% respectively.  Over the same time-period, the Fund returned 11.50%*, well ahead of our benchmarks.  Naturally, we are very pleased with the performance of the Fund - but we remain conscious of the fact that, in today’s market, it would be unrealistic to promise this level of return consistently.

The largest contributor to the Fund’s portfolio continues to be Legg Mason3 (“LM”).  LM benefited from a swap of their brokerage business to Citigroup in exchange for Citigroup’s mutual fund, asset management, and hedge fund divisions.  We liked this transaction since it effectively propelled LM to one of the top ten asset managers in the world.  Previously, Legg Mason Value Trust Fund (Bill Miller’s flagship mutual fund) could only be purchased by going through one of Legg Mason’s 1,200 brokers. Now, combined with Citigroup’s brokerage scale of over 10,000 brokers, the Legg Mason Value Trust Fund will be available on a much wider basis, allowing it to attract significantly more in assets under management.

Another investment in the Fund that did well was our position in T. Rowe Price New Era Fund4 (a natural resource fund).  T. Rowe Price New Era Fund gained over 9.50% since we purchased it. This is likely due to the continued increase in the price of oil, now toping $60 a barrel and the continued strong demand for other commodities worldwide. There has been a good amount of speculation in the energy sector of the market. However, from the money managers that we’ve spoken with, they still believe there are a number of energy and natural resource companies that remain very attractive.

The most disappointing investment so far, on an absolute basis, is Berkshire Hathaway5 (“BRKB”).  BRKB continues to be affected by the recent insurance company indictments. However, we did continue to purchase BRKB over the past couple of months, and believe it to be the most undervalued company in the Fund.

At the present time there are no compelling global investment opportunities that we would feel confident to overweight in the portfolio.  Our goal is to make changes to the portfolio when necessary to acquire the greatest return without taking extraordinary risk.  Change, just for the sake of change, is not always in the best interest of our clients’ portfolios.  As Warren Buffett, Chairman of Berkshire Hathaway and arguably the world’s most successful value investor, said at his recent annual meeting - sometimes the best decision is no decision at all.  Doing nothing may produce the best results.  So, while we do monitor the investment climate on a daily basis, we have also employed the multi-manager approach of investing with great money managers in all asset classes.

If the market doesn’t anticipate any inflation on the horizon, and Mr. Greenspan continues his goal of increasing short-term rates at a measured pace, we could be headed for an inverted yield curve in the next six to nine months.  Current three-month T-Bill rates are around 3.20%, while ten-year rates are at 4.00%.  If the Federal Reserve raised rates just two more times at a 0.25% increase, this will take us to short-term rates around the 3.70% level.  Bill Gross, manager of the PIMCO Total Return Fund, predicts that the yield of the long-term bond will drop to as low as 3.50%.  If that happens, then presto, you have an inverted yield curve.  An inverted yield curve could have a potentially devastating effect on a number of

Rogé Partners Fund
SHAREHOLDER LETTER (Continued)
June 30, 2005

financial services companies.  It might be the catalyst that sparks a sharp drop in certain sectors, thus leading to increased investment opportunities for the Fund.

Although the equity markets rose slightly during the second quarter, we are modifying our view of the valuation of the domestic equity markets from slightly overvalued, to fairly valued.  We believe this is the case for the larger companies in the industry that are trading at average-market valuations, yet have premium brands.  In addition, we will continue to increase our exposure to funds that pay dividends, and value-oriented funds in both the domestic and international areas.

Sincerely,

Ronald W. Rogé, MS, CFP®                   Steven M. Rogé

Co- Portfolio Manager                             Co-Portfolio Manager

* The Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 1-888-800-ROGE (1-888-800-7643). You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please read your prospectus.  The views expressed are those of the advisor, R.W. Rogé & Company, Inc.  These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or The Rogé Partners Fundssm.

The Rogé Partners Fund and Rogé Partners Funds are service marks of R.W. Rogé & Company, Inc., all rights reserved.

1       The S&P 500 is a market capitalization weighted measure of 500 widely held common stocks.   Please note, an investor may not invest directly in an index.

2       The MSCI World Index (USD) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.   As of December  2003, the MSCI World Index consisted of the following developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

3       Legg Mason comprised 2.52% of the Fund’s net assets as of June 30, 2005.

4       T. Rowe Price New Era Fund comprised 4.16% of the Fund’s net assets as of June 30, 2005.

5       Berkshire Hathaway comprised 4.58% of the Fund’s net assets as of June 30, 2005.

The Rogé Partners Fund is distributed by Aquarius Fund Distributors, LLC, member NASD.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
June 30, 2005
			Market
Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 65.44%
	Blend - 8.80%
10,442	Fairholme Fund		$ 251,854
14,771	Matthew 25 Fund		255,978
			507,832
	Growth - 10.50%
5,054	Baron Partners Fund		86,928
9,938	Baron Small Cap Fund		227,883
16,567	Legg Mason Opportunity Trust		252,813
1,842	Satuit Capital Micro Cap Fund		38,784
			606,408
	International - 20.72%
11,411	Artisan International Value Fund, Investor Shares		233,347
5,149	Dodge & Cox International Stock Fund		160,493
1,700	iShares MSCI EAFE Index Fund		89,063
12,056	Third Avenue International Value Fund		235,332
10,076	Tweedy Browne Global Value Fund		248,583
13,630	Wasatch International Growth Fund		229,401
			1,196,219
	Sector - Natural Resources - 4.16%
6,470	T. Rowe Price New Era Fund		240,158

	Sector - Real Estate - 0.18%
346	Third Avenue Real Estate Value Fund		10,221

	Value - 21.08%
8,963	Aegis Value Fund		164,839
7,497	Brown Advisory Small Cap Value Fund		100,308
7,521	Longleaf Partners Fund		232,988
16,781	New River Small Cap Fund		233,082
6,972	Oakmark Select Fund, Class I		232,181
4,574	Third Avenue Value Fund		253,200
			1,216,598

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $3,586,296)		3,777,436

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005
			Market
Shares	Security		Value

	COMMON STOCKS - 34.36%
	Consumer Non-Cyclical - 1.12%
	Tobacco - 1.12%
1,000	Altria Group, Inc.		$ 64,660

	Energy - 0.76%
	Oil - 0.76%
1,200	PetroKazakhstan, Inc. Class A		43,896

	Financials - 23.23%
	Diversified Financials - 3.35%
5,000	Leucadia National Corp.		193,150

	Insurance - 6.08%
1,500	American International Group, Inc.		87,150
95	Berkshire Hathaway, Inc., Class B +		264,433
			351,583

	Investment Banks - 2.52%
1,400	Legg Mason, Inc.		145,754

	Investment Companies - 9.66%
1,792	Capital Southwest Corp.		160,689
1,500	Corporacion Financiera Alba, SA **		59,837
6,000	Gladstone Capital Corp.		140,400
14,500	Investor AB, Class A **		195,897
			556,823

	Savings & Loan - 1.62%
2,300	Washington Mutual, Inc.		93,587

	Food & Beverages - 3.39%
	Beverages - 3.39%
3,300	Diageo PLC, ADR		195,690

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005
			Market
Shares	Security		Value

	Retail - 1.86%
	Building Products - 1.01%
1,500	Home Depot, Inc.		$ 58,350

	Jewelery - 0.85%
1,500	Blue Nile, Inc. +		49,035

	Schools - 1.08%
	Schools - 1.08%
1,700	Career Education Corp. +		62,237

	Technology - 2.92%
	Data Management - 2.92%
4,200	First Data Corp.		168,588

	TOTAL COMMON STOCKS
	(Cost $1,850,347)		1,983,353

	SHORT TERM INVESTMENTS - 0.61%
	Money Market Mutual Funds - 0.61%
35,263	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $35,263)		35,263

	TOTAL INVESTMENTS
	(Cost $5,471,906*)	100.41%	$ 5,796,052

	Liabilities in excess of other assets	-0.41%	(23,425)

	TOTAL NET ASSETS	100.00%	$ 5,772,627

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is $5,489,714.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia, Far East
ADR - American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

Assets:
Investments in securities, at value
(Cost $5,436,643)	$ 5,760,789
Short-term investments, at cost	35,263
Receivable for Fund shares sold	7,244
Dividends and interest receivable	1,344
Due from advisor	7,939
Prepaid expenses and other assets	4,910
Total Assets	5,817,489

Liabilities:
Administration fees payable	6,719
Fund accounting fees payable	4,636
Transfer agent fees payable	3,332
Shareholder servicing fees payable	3,358
Accrued expenses and other liabilities	26,817
Total Liabilities	44,862

Net Assets	$ 5,772,627

Net Assets Consist Of:
Paid in capital	$ 5,434,869
Accumulated net investment loss	(1,684)
Accumulated net realized gain from security transactions	15,296
Net unrealized appreciation of investments	324,146

Net Assets	$ 5,772,627

Net asset value, offering price and redemption price per share*	$ 11.13

($5,772,627/518,595 shares of capital stock outstanding;
unlimited number shares authorized without par value)

* The Fund will impose a 2% redemption fee for any redemptions of
Fund shares ocurring within the first 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2005 (1)

Investment Income:
Dividends	$ 29,678
Interest	1,470
Less: Foreign withholding taxes	(706)
Total investment income	30,442

Expenses:
Administration fees	40,210
Legal fees	37,329
Advisory fees	27,407
Fund accounting fees	22,629
Transfer agent fees	19,139
Registration fees	16,993
Insurance expense	13,211
Printing expense	11,840
Audit fees	11,065
Shareholder servicing fees	6,852
Custody fees	6,139
Trustees' fees	1,261
Other expenses	1,681
Total expenses	215,756

Less:
Advisory fees waived and expenses reimbursed	(161,395)
Net expenses	54,361

Net investment loss	(23,919)

Net Realized and Unrealized Gain
on Investments:
Net realized loss from security transactions and foreign currency	(5,437)
Distributions of realized gains from other investment companies	19,049
Net change in unrealized appreciation of investments	324,146
Net realized and unrealized gain on investments	337,758

Net increase in net assets resulting from operations	$ 313,839

(1) For the period from October 1, 2004 (commencement of operations) to June 30, 2005.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2005 (1)

From Operations:
Net investment loss	$ (23,919)
Net realized loss from security transactions and foreign currency	(5,437)
Distributions of gains from other investment companies	19,049
Net change in unrealized appreciation of investments	324,146
Net increase in net assets
resulting from operations	313,839

Distributions:
From net investment income	(4,755)
From net realized gains	-
Net decrease in net assets from distributions	(4,755)

From Capital Share Transactions:
Subscriptions of fund shares	6,568,230
Reinvestment of dividends	4,755
Redemption fee proceeds	75
Redemptions of fund shares	(1,209,517)
Net increase in net assets from
capital share transactions	5,363,543

Net increase in net assets	5,672,627

Net Assets:
Beginning of Period	100,000
End of Period*	$ 5,772,627
* Includes accumulated net investment loss of:	$ (1,684)

Capital Share Transactions:
Shares sold	620,830
Shares reinvested	431
Shares redeemed	(112,666)
508,595

(1) For the period from October 1, 2004 (commencement of operations) to June 30, 2005.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

	For the
	Period Ended
	June 30,
	2005(1)
Net Asset Value, Beginning of Period	$ 10.00
Income From Investment Operations:
Net investment loss (2)	(0.07)
Net realized and unrealized gain (2)	1.22
Total from investment operations	1.15

Paid-In Capital from Redemption Fees	-	(3)

Less Distributions From:
Net investment income	(0.02)
Net realized gains	-
Total distributions	(0.02)

Net Asset Value, End of Period	$ 11.13

Total Return (4)	11.50%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 5,773
Ratio of expenses to average net
assets, before waiver/reimbursement (6)	7.88%	(5)
Ratio of expenses to average net
assets, after waiver/reimbursement (6)	1.99%	(5)
Ratio of net investment income (loss) to
average net assets, before waiver/reimbursement (7)	(6.76)%	(5)
Ratio of net investment income (loss)
to average net assets, after waiver/reimbursement (7)	(0.87)%	(5)

Portfolio Turnover Rate	8%
(1) For the period from October 1, 2004 (commencement of operations) to June 30, 2005.
(2) Per share amounts calculated using the average shares method.
(3) Per share amount represents less than $0.01 per share.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2005

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.                         Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005

As of June 30, 2005, the Fund did not hold any securities for which market quotations were not readily available.

B.                          Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

C.                          Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

D.                         Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.                          Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

F.                          Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.   These reclassifications have no effect on net assets and net asset value per share.    For the period ended June 30, 2005, the Fund decreased paid-in capital by $28,674, increased accumulated net realized gains from security transactions by $1,684 and decreased accumulated net investment loss by $26,990.

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2005, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase its performance.   For the period ended June 30, 2005, the Advisor waived fees amounting to $27,407 and reimbursed expenses amounting to $133,988.    The Fund’s total expenses before the Advisor’s fee waiver and reimbursement were $215,756.   As of June 30, 2005, the Advisor can recoup the waived and reimbursed expenses of $161,395 until June 30, 2008.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005

The Trust has entered into an Administrative Services Agreement and a Transfer Agency Services Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.   The Trust has adopted a Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.   Pursuant to the Plan, the Distributor will reimburse entities providing shareholder services to the Fund in connection with maintenance of shareholder accounts. The Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund will impose a 2% redemption fee for any redemptions of Fund shares occurring within the first 90 days of purchase.  Fees in the amount of $75 were collected during the period ended June 30, 2005.

Note 4.  Investment Transactions

During the period ended June 30, 2005, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $5,730,306 and $289,910, respectively.

Note 5.  Distributions to Shareholders

On December 30, 2004, a distribution of $0.02 per share was declared.   The dividend was paid on December 31, 2004 to shareholders of record on December 30, 2004.   The tax character of distributions paid during the period ended June 30, 2005 was as follows:

Distributions Paid from Ordinary Income:	$4,755

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments:	$5,489,714

Gross unrealized appreciation	$341,969
Gross unrealized depreciation	(35,631)
Net unrealized appreciation	306,338

Accumulated net realized gain on security transactions	18,034
Undistributed net investment income	15,070
Post-October currency gain	(1,684)
$337,758

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investment in Passive Foreign Investment Companies.

Rogé Partners Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2005

To the Shareholders and Board of Trustees

Rogé Partners Funds

Bohemia, New York

We have audited the accompanying statement of assets and liabilities of the Rogé Partners Fund, a series of shares of the Rogé Partners Funds, including the schedule of investments, as of June 30, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 1, 2004 to June 30, 2005.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rogé Partners Fund as of June 30, 2005, the results of its operations, the statement of changes in its net assets, and the financial highlights for the period October 1, 2004 to June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 11, 2005

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
June 30, 2005 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2005 through June 30, 2005.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period**
	(1/1/05)	(6/30/05)	(1/1/05-6/30/05)
Actual	$1,000.00	$1,010.00	$9.92
Hypothetical (5% return before expenses)	1,000.00	1,014.93	9.94

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in the reporting period).

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2005 (Unaudited)

APPROVAL OF ADVISORY AGREEMENT

               At the Trust’s organizational meeting held on June 15, 2004, counsel to the Trust reviewed the responsibilities of the Trust’s Board of Trustees (the “Board”) with respect to the approval of the Fund’s proposed Investment Management Agreement between the Adviser and the Trust (the “Agreement”). Counsel then elaborated on the requirements of Section 15(c) of the Investment Company Act of 1940, as amended, (the “1940 Act”).  He discussed the Board’s review and consideration of materials necessary to effectively evaluate services provided to the Trust.  Trust counsel stated that among the factors to be considered by the Board are performance, fees and the quality of services provided to the Trust.  He advised that these factors should then be compared to other comparably sized funds with similar investment objectives.

               The Board then reviewed a comparison of management fees and total operating expenses data contained in the Board Book.  The Board also reviewed the Agreement and the background information of the Adviser, including the Adviser’s Form ADV, and made the appropriate due diligence inquiries of the Adviser. After discussion, the Board was satisfied with the Adviser’s responses.  Thereafter, the full Board of Trustees, and by separate vote of a majority of those Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), having requested and received such information from the Adviser as they believed to be reasonably necessary to evaluate the terms of the Agreement, determined that the Agreement and compensation is in the best interests of the Fund and prospective shareholders and, subject to sole shareholder approval, approved the Agreement in substantially the form presented at the meeting.  The Board, including a majority of Independent Trustees, also determined that the compensation payable by the Fund to the Adviser under the Agreement was fair and reasonable and in the best interests of the Fund and prospective shareholders.

               The Board also approved an expense limitation agreement between the Adviser and the Fund, whereby the Adviser would waive fees and/or reimburse expenses to limit the Fund’s total operating expenses during the first year of operation. The Board determined that the Adviser would be absorbing substantial costs until the Fund reaches certain asset levels, and therefore the Agreement was not profitable to the Adviser at this time.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2005 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé (58)	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	None
NON-INTERESTED TRUSTEES:
David H. Diesslin (57)	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980; Chair Elect – Board of Governors of the Certified Financial Planner BoardTM of Standards; and Board member – Schwab Institutional Advisory Board (1997-1999)	1	5
Richard Sincere (51)	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith (62)	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2005 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
Nancy P. Vitale (40)	Trustee	Since June 2004	Manager, Employee Communications-Domestic Telecom Finance (since 2002); Manager – Retail Markets (April 1996 to September 2002) with Verizon Communications since 2002	1	None
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé (24)	President; Co-Portfolio Manager	Since June 2004	Research Analyst - R.W. Rogé & Company, Inc. since 2003; formerly a student at Bryant College	1	None
Roseanne Grande, (48)	Secretary, Chief Compliance Officer	Since June 2004	Managing Director -R.W. Rogé & Company, Inc. since 1995	1	None
Susan J. Chesley (24)	Treasurer	Since June 2004	Registered Para-Planner - R.W. Rogé & Company, Inc. since 2003; formerly a student at Bryant College	1	None
Michael J. Wagner (54)	Assistant Treasurer	Since June 2004	President, Gemini Fund Services, LLC.	1	Director, Constellation Trust Co.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2005 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)         Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)         Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)         Compliance with applicable governmental laws, rules, and regulations;

(4)         The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)         Accountability for adherence to the code.

(c)         Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David H. Diesslin is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)         Audit Fees

                                                     Registrant                       Advisor

              FY 06/30/05                   $8,500                            N/A

  FY 06/30/04                   N/A                               N/A

(b)         Audit-Related Fees

                                                     Registrant                       Advisor

              FYE 06/30/05                $0                                   N/A

  FYE 06/30/04                N/A                                N/A

(c)         Tax Fees

                                                     Registrant                       Advisor

              FYE 06/30/05                $2,500                            N/A

  FYE 06/30/04                N/A                               N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)         All Other Fees

                                                     Registrant                       Advisor

              FYE 06/30/05                $0                                   N/A

  FYE 06/30/04                $0                                   N/A

 (e)        (1)         Audit Committee’s Pre-Approval Policies

  The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)         Percentages of Services Approved by the Audit Committee

                                                                  Registrant                                    Advisor

Audit-Related Fees:        N/A                                             N/A

Tax Fees:                       100.00%                                      N/A

All Other Fees:               N/A                                             N/A

(f)          During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                        Registrant                                                 Advisor

              FYE 06/30/2005            $2,500                                                       N/A

              FYE 06/30/2004            N/A                                                          N/A

(h)         The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Rogé Partners Funds

By (Signature and Title)

*                                      /s/         Stephen M. Rogé

                                                     Stephen M. Rogé, President

Date                                             9/6/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            /s/         Stephen M. Rogé

Stephen M. Rogé, President

Date                                             9/6/05

By (Signature and Title)

*            /s/         Susan J. Chesley

Susan J. Chesley, Treasurer

Date                                             9/6/05

* Print the name and title of each signing officer under his or her signature.